Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheet [Abstract]
Accounts receivable, allowances	$ 14,728	$ 12,590
Identifiable intangible assets, accumulated amortization	$ 32,772	$ 32,055
Capital stock - authorized	80,000,000	80,000,000
Capital stock - par value	$ 1	$ 1
Capital stock - issued	33,337,297	32,245,226
Treasury stock	16,446,572	14,660,427